LINE OF CREDIT	12 Months Ended
Apr. 30, 2012
LINE OF CREDIT [Abstract]
LINE OF CREDIT
NOTE 7 • LINE OF CREDIT
As of April 30, 2012, the Company had one secured line of credit with First International Bank and Trust, Watford City, North Dakota, as lead bank. This line of credit matures on August 12, 2013, and had, as of April 30, 2012, lending commitments of $60.0 million. Participants in this secured credit facility as of April 30, 2012 included, in addition to First International Bank, the following financial institutions:  The Bank of North Dakota; First Western Bank and Trust; Dacotah Bank; United Community Bank of North Dakota; American State Bank & Trust Company and Town & Country Credit Union. As of April 30, 2012, the Company had advanced $39.0 million under the line of credit. The line of credit has a minimum outstanding principal balance requirement of $10.0 million. The interest rate on borrowings under the facility during fiscal year 2012 was the Wall Street Journal Prime Rate +1.0%, with a floor of 5.65% and a cap of 8.65%; interest-only payments are due monthly based on the total amount of advances outstanding. The line of credit may be prepaid at par at any time. The facility includes covenants and restrictions requiring the Company to achieve on a calendar quarter basis a debt service coverage ratio on borrowing base collateral of 1.25x in the aggregate and 1.00x on individual assets in the collateral pool, and the Company is also required to maintain minimum depository account(s) totaling $6.0 million with First International, of which $1.5 million is to be held in a non-interest bearing account. As of April 30, 2012, 23 properties with a total cost of $114.6 million collateralized this line of credit. As of April 30, 2012, the Company believes it is in compliance with the facility covenants. Subsequent to the end of fiscal year 2012, effective June 15, 2012, IRET Properties agreed to an amendment to the line of credit to increase the interest rate spread on borrowings to the Wall Street Journal Prime Rate +1.25% and to lower the floor interest rate to 5.15%. All other terms of the line of credit remain unchanged. This credit facility is summarized in the following table:
	(in thousands)
Financial Institution	Amount Available	Amount Outstanding as of April 30, 2012	Amount Outstanding as of April 30, 2011	Applicable Interest Rate as of April 30, 2012	Maturity Date	Weighted Average Int. Rate on Borrowings during fiscal year 2012

First International Bank & Trust	$60,000	$39,000	$30,000	5.65%	8/12/13	5.65%